REVOLVING FINANCING (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014 M D	Mar. 31, 2014 M D
Revolving Financing 1		8.00%
Revolving Financing 2		3.25%
Revolving Financing 3		360
Revolving Financing 4		0.50%
Revolving Financing 5		0.25%
Revolving Financing 6		1.00%
Revolving Financing 7		$ 500,000
Revolving Financing 8		500,000
Revolving Financing 9		5,000,000
Revolving Financing 10		24
Revolving Financing 11		12
Revolving Financing 12		30
Revolving Financing 13		2.00%
Revolving Financing 14		83,348
Revolving Financing 1	88
Revolving Financing 2	8.00%
Revolving Financing 3	3.25%
Revolving Financing 4	360
Revolving Financing 5	0.50%
Revolving Financing 6	0.25%
Revolving Financing 7	1.00%
Revolving Financing 8	500,000
Revolving Financing 9	500,000
Revolving Financing 10	5,000,000
Revolving Financing 11	24
Revolving Financing 12	12
Revolving Financing 13	30
Revolving Financing 14	2.00%
Revolving Financing 15	$ 129,486